SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE T – SUBSEQUENT EVENT

On January 1, 2019, the Company acquired Clover Community Bankshares, Inc. (“Clover”), the parent holding company for Clover Community Bank, Clover, South Carolina.  Pursuant to the Agreement and Plan of Merger and Reorganization between the Company and Clover dated June 14, 2018, Clover merged with and into the Company, with the Company being the surviving corporation in the merger.  Immediately following the parent merger, Clover Community Bank was merged with and into Carolina Trust Bank, also effective January 1, 2019.

As of December 31, 2018, Clover’s assets were $126 million and consisted mostly of loans at $66 million and securities at $39 million.  Liabilities totaled $113 million, consisting mostly of deposits at $112 million.  Clover had 976,901 common and preferred shares outstanding as of the merger consummation date, and the merger agreement provided for 80% of the consideration to be in stock and 20% in cash.  Pursuant to the designations of the preferred stock and the merger agreement, the Clover preferred shares were automatically converted to Clover common shares on a one-for-one basis immediately prior to the merger closing.  The merger exchange ratio was 2.7181 shares of the Company’s common stock for each Clover share converted to the stock merger consideration.  The Company’s closing stock price on December 31, 2018 was $7.58, which was equivalent to a price of $20.60 per Clover share exchanged for the stock consideration.  With respect to Clover shares converted into the cash merger consideration, the cash consideration paid was $22.00 per Clover share exchanged.  Cash was paid in lieu of any fractional shares that would otherwise be issued in the merger at the rate of $7.6305 per share, based on the average closing stock price for the 20 trading days preceding the merger.  Total consideration given to Clover shareholders was $20.4 million, including cash, cash in lieu of fractional shares, and Company common stock based on the December 31, 2018 closing price for a share of the Company’s common stock.  The purchase accounting for the business combination is not yet complete, and, therefore, the Company is not able to make certain disclosures regarding the acquisition at this time.